Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 42,707	¥ 30,389
Ending balance	47,281	42,707
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	59,259	45,724
Transfers upon completion	(95)	(86)
Additions	12,769	16,454
Transfers into investment properties	(5,634)	(1,931)
Disposals	(946)	(902)
Ending balance	65,353	59,259
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,528)	(15,311)
Charge for the year	(2,137)	(1,910)
Disposals	618	693
Ending balance	(18,047)	(16,528)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(24)
Charge for the year	(1)
Ending balance	(25)	(24)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,185	17,027
Ending balance	26,824	23,185
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,457	25,362
Transfers upon completion	4,889	7,073
Additions	85	70
Disposals	(169)	(48)
Ending balance	37,262	32,457
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9,248)	(8,311)
Charge for the year	(1,196)	(953)
Disposals	30	16
Ending balance	(10,414)	(9,248)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(24)	(24)
Ending balance	(24)	(24)
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,751	1,903
Ending balance	2,215	1,751
Office equipment, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,873	6,837
Transfers upon completion	123	49
Additions	932	450
Disposals	(270)	(463)
Ending balance	7,658	6,873
Office equipment, furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,122)	(4,934)
Charge for the year	(578)	(632)
Disposals	257	444
Ending balance	(5,443)	(5,122)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	448	426
Ending balance	527	448
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,403	1,424
Additions	282	174
Disposals	(345)	(195)
Ending balance	1,340	1,403
Motor vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(955)	(998)
Charge for the year	(151)	(144)
Disposals	293	187
Ending balance	(813)	(955)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,696	10,548
Ending balance	16,901	16,696
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,696	10,548
Transfers upon completion	(5,500)	(7,520)
Additions	11,416	15,747
Transfers into investment properties	(5,634)	(1,931)
Disposals	(76)	(148)
Ending balance	16,902	16,696
Assets under construction [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	(1)
Ending balance	(1)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	627	485
Ending balance	814	627
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,830	1,553
Transfers upon completion	393	312
Additions	54	13
Disposals	(86)	(48)
Ending balance	2,191	1,830
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,203)	(1,068)
Charge for the year	(212)	(181)
Disposals	38	46
Ending balance	¥ (1,377)	¥ (1,203)